FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

               FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
                     FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
                      FIRST TRUST BRAZIL ALPHADEX(R) FUND
                      FIRST TRUST CANADA ALPHADEX(R) FUND
                       FIRST TRUST CHINA ALPHADEX(R) FUND
              FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
         FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
                 FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
            FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
                      FIRST TRUST EUROPE ALPHADEX(R) FUND
                      FIRST TRUST GERMANY ALPHADEX(R) FUND
                     FIRST TRUST HONG KONG ALPHADEX(R) FUND
                       FIRST TRUST JAPAN ALPHADEX(R) FUND
                   FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
                    FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
                    FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
                      FIRST TRUST TAIWAN ALPHADEX(R) FUND
                  FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
                  (each a "Fund" and collectively the "Funds")


                         SUPPLEMENT DATED JUNE 11, 2014
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014


      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Funds set forth above, the following disclosure is added to the end of the Additional Information section of the statement of additional information, as follows:

         Policy Regarding Investment in Other Investment Companies. Each of the Funds will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE